Condensed Consolidated Statements of Operations	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Operating expenses:
Research and development	$ 1,885,600
General and administrative	2,071,000
Total operating expenses	3,956,600
Loss from operations	(3,956,600)
Other expense
Gain on loan extinguishment	105,800
Interest expense	(3,700)
Total other expense	102,100
Net loss	$ (3,854,500)
Net loss per share, basic and diluted | $ / shares	$ (0.53)
Weighted average common shares outstanding, basic and diluted | shares	7,332,999